Changes in consolidation scope (Details) $ in Thousands		6 Months Ended
	Feb. 07, 2024 USD ($) division	Jun. 30, 2024 USD ($)
Disclosure of subsidiaries [line items]
Gains recognised when control of subsidiary is lost		$ 19,700
CMB.TECH NV
Disclosure of subsidiaries [line items]
Consideration transferred	$ 1,153,000
Number of divisions | division	3
CMB | CMB.TECH NV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Consideration transferred	$ 1,150,000